UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-10479

O’Connor Fund of Funds: Event LLC

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 525-6000

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Event LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2013

Investment Fund	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit

Warwick European Distressed & Special Situations Credit Fund, L.P.	$3,520,547	$3,789,215	6.40	1/1/2012	Quarterly	(c)

Credit Subtotal	$3,520,547	$3,789,215	6.40%

Equity Hedged

Corvex Partners, L.P.	5,000,000	6,063,918	10.24	3/1/2012	Quarterly	(d)
JANA Partners, L.P.	2,500,000	2,861,799	4.83	2/1/2013	Quarterly
Marcato, L.P.	3,000,000	3,009,534	5.08	8/1/2013	Quarterly	(d)
Pershing Square, L.P.	1,374,265	1,494,055	2.52	5/1/2011	Quarterly	(e)
Senator Global Opportunity Fund, L.P.	3,307,725	5,264,790	8.89	1/1/2010	Quarterly	(d)
Starboard Value and Opportunity Fund, L.P.	1,578,783	2,255,263	3.81	11/1/2010	Quarterly
Trian Partners, L.P.	1,405,965	2,134,053	3.60	1/1/2008	Quarterly

Equity Hedged Subtotal	$18,166,738	$23,083,412	38.97%

Multi-Strategy

Davidson Kempner Partners, L.P.	4,347,805	6,357,654	10.73	10/1/2006	Semi-Annually
Mason Capital, L.P.	3,696,531	4,653,301	7.86	1/1/2010	Anniversary
OZ Domestic Partners, L.P. (Anniversary)	56,079	91,663	0.15	10/1/2001	Anniversary
OZ Domestic Partners, L.P. (SP)	1,238,548	1,662,396	2.81	10/1/2001	N/A	(f)
Peak6 Achievement Fund, LLC	4,000,000	4,115,402	6.95	1/1/2013	Monthly	(g)

Multi-Strategy Subtotal	$13,338,963	$16,880,416	28.50%

Other

Gracie Capital, L.P.	290,509	176,127	0.30	1/1/2002	N/A	(h)
Harbinger Capital Partners Fund I, L.P., Class L	60,400	213,228	0.36	5/1/2002	N/A	(f)
Harbinger Class PE Holdings (U.S.) Trust	2,327,518	924,441	1.56	5/1/2002	N/A	(f)
Highland Credit Strategies Fund, Ltd.	973,685	3,556,056	6.00	4/1/2006	N/A	(f)
Marathon Distressed Subprime Fund, L.P., Class B	6,145	16,657	0.03	9/1/2007	N/A	(f)
Seneca Capital L.P., SLV	716,792	556,249	0.94	10/1/2001	N/A	(h)
Steel Partners Japan Strategic Fund, L.P.	863,378	736,022	1.24	1/1/2006	N/A	(h)

Other Subtotal	$5,238,427	$6,178,780	10.43%

Relative Value

BTG Pactual Global Equity Opportunities Fund, LLC	3,056,875	3,332,002	5.62	1/1/2013	Quarterly

Relative Value Subtotal	$3,056,875	$3,332,002	5.62%

Total	$43,321,550	$53,263,825	89.92%

O’Connor Fund of Funds: Event LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed as of the measurement date and thereafter on the frequency noted in the Redemption Frequency column.
(c)	The Investment Fund is subject to an investor level gate of 20%.
(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	The Investment Fund is subject to an investor level gate of 12.5%.
(f)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(g)	The Investment Fund is subject to an investor level gate of 33%.
(h)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of September 30, 2013 is $5,089,431 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

ASSETS TABLE
Description	Total Fair Value at September 30, 2013	Level 1	Level 2	Level 3

Credit	$3,789,215	$—	$—	$3,789,215
Equity Hedged	23,083,412	—	7,251,115	15,832,297
Multi-Strategy	16,880,416	—	4,115,402	12,765,014
Other	6,178,780	—	—	6,178,780
Relative Value	3,332,002	—	3,332,002	—

Total Assets	$53,263,825	$—	$14,698,519	$38,565,306

O’Connor Fund of Funds: Event LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2012*	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013

Credit	$4,470,096	$60,576	$134,571	$–	$(876,028)	$–	$–	$3,789,215
Equity Hedged	15,144,723	838,558	851,548	3,000,000	(4,002,532)	–	–	15,832,297
Multi-Strategy	19,725,583	3,242,199	(1,473,433)	–	(8,729,335)	–	–	12,765,014
Other	8,700,568	219,344	(362,406)	–	(2,378,726)	–	–	6,178,780

Total	$48,040,970	$4,360,677	$(849,720)	$3,000,000	$(15,986,621)	$–	$–	$38,565,306

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2013 is $(849,720).

*

Balance as of December 31, 2012 was adjusted to reflect Level 3 investments where the Fund does not have the ability to redeem in full within one quarter of December 31, 2012, subject to any audit withholds at the Investment Fund’s net asset value.

O’Connor Fund of Funds: Event LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Fund in the credit strategy utilizes credit analysis to evaluate potential investments and uses debt or debt-linked instruments to execute its investment theses. Its approach can be either fundamental, quantitative, or a combination of both. The Investment Fund within this strategy is generally subject to a 90 day redemption notice period and is available to be redeemed in accordance with its offering documents, including an investor level gate, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy, including 69 percent with investor level gates, are generally subject to 60 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to 45 - 65 day redemption notice periods. An Investment Fund representing approximately 10 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is uncertain. The remaining approximately 90 percent of the Investment Funds, including 24 percent with investor level gates, are available to be redeemed in accordance with their offering documents, as of the measurement date.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Funds within this strategy are side pockets or liquidating trusts where the liquidation of assets is uncertain.

O’Connor Fund of Funds: Event LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. The Investment Fund within this strategy is generally subject to a 45 day redemption notice periods and is available to be redeemed in accordance with its offering documents, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2013.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the June 30, 2013 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  O’Connor Fund of Funds: Event LLC

By (Signature and Title)*      /s/ William Ferri

                                                William Ferri, Principal Executive Officer

Date        11/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ William Ferri

                                                William Ferri, Principal Executive Officer

Date        11/26/2013

By (Signature and Title)*      /s/ Dylan Germishuys

                                                Dylan Germishuys, Principal Accounting Officer

Date        11/26/2013

* Print the name and title of each signing officer under his or her signature.